RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Schedule of leasing transactions with Ship Finance
A summary of leasing transactions with Ship Finance during the years ended December 31, 2013, 2012 and 2011 is as follows:

(in thousands of $)	2013	2012	2011
Charter hire paid (principal and interest): continuing operations	150,891	161,840	204,634
Charter hire paid (principal and interest): discontinued operations	434	14,492	44,188
Lease termination fees (expense) income: continuing operations	(5,204)	22,766	5,345
Lease termination fees (expense) income: discontinued operations	—	(24,543)	(22,449)
Compensation paid on lease amendment	—	—	106,000
Profit share expense: discontinued operations	—	—	482
Contingent rental expense: continuing operations	—	20,020	—
Contingent rental expense: discontinued operations	—	32,156	—
Remaining lease obligation	726,717	875,670	926,821

Schedule of net amounts earned (incurred) from related parties excluding Ship Finance
A summary of net amounts earned (incurred) from related parties, excluding the Ship Finance lease related balances above, for the years ended December 31, 2013, 2012 and 2011 are as follows:

(in thousands of $)	2013	2012	2011
Seatankers Management Co. Ltd	1,416	1,009	1,008
Golar LNG Limited	2,119	1,820	1,002
Ship Finance International Limited	5,094	4,261	4,660
Golden Ocean Group Limited	3,166	5,566	5,492
Bryggegata AS	(1,982)	(1,455)	(1,494)
Arcadia Petroleum Limited	7,962	5,423	34,977
Seadrill Limited	1,475	2,574	1,076
Archer Limited	410	390	906
Deep Sea Supply Plc	69	41	168
Aktiv Kapital ASA	40	21	136
VTN Shipping Inc	—	—	17,051
Orion Tankers Ltd	—	343	24
Frontline 2012 Ltd	7,410	(4,004)	—
North Atlantic Drilling Ltd	60	—	—
CalPetro Tankers (Bahamas I) Limited	54	51	63
CalPetro Tankers (Bahamas II) Limited	54	51	63
CalPetro Tankers (IOM) Limited	54	51	63

Schedule of related party receivables
A summary of short term balances due from related parties as at December 31, 2013 and 2012 is as follows:

(in thousands of $)	2013	2012
Receivables
Ship Finance International Limited	2,272	1,891
Seatankers Management Co. Ltd	394	342
Archer Ltd	8	778
Golar LNG Limited	942	755
Orion Tankers Ltd	—	250
Northern Offshore Ltd	13	13
Golden Ocean Group Limited	1,219	1,325
Seadrill Limited	1,478	1,253
Frontline 2012 Ltd	2,860	2,291
CalPetro Tankers (Bahamas I) Limited	14	13
CalPetro Tankers (Bahamas II) Limited	14	13
CalPetro Tankers (IOM) Limited	14	13
Deep Sea Supply Plc	4	—
Aktiv Kapital Ltd	6	—
Arcadia Petroleum Limited	174	106
North Atlantic Drilling Ltd	75	12
	9,487	9,055

Schedule of Related Party Payables
A summary of short term balances due to related parties as at December 31, 2013 and 2012 is as follows:

(in thousands of $)	2013	2012
Payables
Ship Finance International Limited	(8,528)	(52,063)
Seatankers Management Co. Ltd	(506)	(257)
Golar LNG Limited	(155)	(101)
Golden Ocean Group Limited	(1,047)	(1,042)
Frontline 2012 Ltd	(1,183)	(423)
Aktiv Kapital Ltd	—	(34)
Deep Sea Supply Plc	—	(28)
	(11,419)	(53,948)

Schedule related party payables, non current
The long term related party balance at December 31, 2013 is as follows:

(in thousands of $)	Total
7.254% Loan note payable due 2021 and 2022	79,017
Loan note repayments	(402)
Total loan note	78,615
Less: current portion of loan note (included in short term related party balance)	(6,017)
72,598

Schedule of related party payables, repayable non current	The note balance at December 31, 2013 is repayable as follows:

(in thousands of $)
Year ending December 31,
2014	6,017
2015	5,626
2016	9,200
2017	9,904
2018	10,647
Thereafter	37,221
78,615